Subsequent Events - Additional information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 13, 2012 Invivis Pharmaceuticals, Inc Onapristone License Agreement	Dec. 31, 2006 University Of Pittsburgh AR-67 License Agreement	Jan. 12, 2012 University Of Pittsburgh AR-67 License Agreement	Feb. 13, 2012 Subsequent Event [Member] Invivis Pharmaceuticals, Inc Onapristone License Agreement	Jan. 12, 2012 Subsequent Event [Member] University Of Pittsburgh AR-67 License Agreement	Jan. 04, 2012 J.Chris Houchins Subsequent Event [Member]
Subsequent Event [Line Items]
Options forfeited	849,689	269,221	459,938						539,167
Cash paid under license agreement				$ 500,000	$ 350,000		$ 500,000
Aggregate potential milestone payments				15,100,000			15,100,000
Annual license fees						$ 250,000		$ 250,000